SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Temporary Equity Reconciliation Of Cash Flows To Outstanding Value (Detail) - USD ($)	Sep. 30, 2021	Feb. 09, 2021
Accounting Policies [Abstract]
Gross proceeds	$ 345,000,000
Plus / (less) adjustments to carrying value:Proceeds allocated to the Public Warrants	(12,933,516)
Plus / (less) adjustments to carrying value:Class A Ordinary Shares issuance costs	(18,735,887)
Plus:Accretion of carrying value to redemption value	31,669,403
Class A Ordinary Shares subject to possible redemption	$ 345,000,000	$ 345,000,000